RELATED PARTY TRANSACTIONS - Details of assets, liabilities (Q2) (Details) - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Trade receivables			$ 75	$ 413
Loans to a related party	[1]	$ 308	322	1,087
Total due from a related party		308	397	1,500
Other payables	[2]	127	316	19
Total due to a related party		$ 127	$ 316	$ 19

[1]	Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.
[2]	Other payables represent the accrued service expense related to the custody and other services provided by the related party.Other payables represent the accrued service expense related to the custody and other services provided by the related party.